Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Current
Cash	$ 238	$ 4,412
Restricted cash	265
Prepaid expenses and other	152	106
Total current assets	655	4,518
Non-current
Deposits	51	65
Available for sale securities at fair value	23	32
Equipment	5	14
Mineral interests	10,617	10,617
Total assets	11,351	15,246
Current
Accounts payable and accrued liabilities	3,146	1,256
Related party loan	1,175	1,000
Convertible debt, current portion	2,161
Total current liabilities	6,482	2,256
Convertible debt, net of current portion	1,896	6,466
Derivative liability, convertible debt	82	330
Total liabilities	8,460	9,052
Commitments and contingencies
SHAREHOLDERS' EQUITY
Common stock, unlimited shares authorized; shares outstanding: 198,776,337 at June 30, 2017 and 180,467,990 at June 30, 2016	68,029	58,401
Additional paid-in capital	10,320	8,630
Accumulated deficit	(74,852)	(60,222)
Accumulated other comprehensive loss	(606)	(615)
Total shareholder equity	2,891	6,194
Total liabilities and equity	$ 11,351	$ 15,246